Financial instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative liabilities under the fair value hierarchy
	March 31, 2013

Liability	Level 1	Level 2	Level 3

Derivative liability	-	-	8,387,626

	December 31, 2012

Liability	Level 1	Level 2	Level 3

Derivative liability	-	-	121,000

			2012

Liability	Level 1	Level 2	Level 3

Derivative liability	-	-	121,000

			2011

Liability	Level 1	Level 2	Level 3

Derivative liability	-	-	106,146